Putnam
Variable
Trust

Putnam VT
New Opportunities Fund

ANNUAL REPORT
December 31, 1996

[LOGO: BOSTON * LONDON * TOKYO]



To the shareholders of Putnam Variable Trust
Putnam VT New Opportunities Fund

After an outstanding start, fiscal 1996 ended on a less positive note for Putnam VT New Opportunities Fund. The stock market rally shifted away from the small and medium-capitalization growth stocks that have made up the core of your fund's portfolio, and toward larger-capitalization "blue-chip" stocks. For the 12 months ended December 31, 1996, the fund delivered a total return of 10.17% at net asset value.

Although the stock market became disenchanted with many smaller growth companies after the July selloff, technology firms were the exception, and these stocks garnered considerable enthusiasm in the second half of 1996. Fortunately, technology stocks represent a substantial allocation in the portfolio, and this sector contributed significantly to performance. In particular, the fund benefited from gains among holdings in software, services, and a small allocation to semiconductors.

Health care represents the second-largest sector allocation in the portfolio, and these stocks have continued to lag the market. Price competition and rising costs from increased utilization of products and services continue to challenge managed-care companies, particularly health maintenance organizations, which we eliminated from the portfolio. Nonetheless, favorable demographic trends continue to make health care stocks a promising long-term investment for the fund, and management continues to regard this sector positively.

Business services provided a bright spot for the portfolio. These stocks performed exceptionally well during the period, and fund management continues to find solid opportunities in such areas as telemarketing services, temporary help and staffing, and technology service providers. The business services industry is experiencing a great deal of consolidation, as well as growth through corporate outsourcing, which often translates into exciting investment opportunities.

Fund management remains cautiously optimistic about the environment for small and midsize growth stock performance in the months ahead. The economy appears to be continuing its leisurely pace, and there are no signs of rising inflation. This combination provides a solid backdrop for lower interest rates, which if they were to occur, could support price increases for smaller growth stocks like those in the fund's portfolio.

----------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
----------------------------------------------------------------
PORTFOLIO
Common stocks of companies in market sectors with above-average long-term growth potential
----------------------------------------------------------------
NET ASSET VALUE
December 31, 1996                                         $17.22
----------------------------------------------------------------

PERFORMANCE SUMMARY
----------------------------------------------------------------
Total return at net asset value
(as of 12/31/96)*
----------------------------------------------------------------
1 year                                                     10.17%
----------------------------------------------------------------
Life (since 5/2/94)                                        72.70
----------------------------------------------------------------
Annualized                                                 22.71
----------------------------------------------------------------

* All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected. Past performance is not indicative of future results.



Report of Independent Accountants

To the Trustees and Shareholders of
Putnam VT New Opportunities Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT New Opportunities Fund (the "fund"), formerly PCM New Opportunities Fund, one of a series of funds constituting Putnam Variable Trust (the "Trust"), formerly Putnam Capital Manager Trust, at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP


Boston, Massachusetts

February 11, 1997




Portfolio of investments owned
December 31, 1996

COMMON STOCKS (96.4%) *
-------------------------------------------------------------------------------------------
Number of Shares                                                                      Value
 ...........................................................................................
Advertising (0.7%)
 ...........................................................................................
        145,800   Lamar Advertising Co. +                                        $3,535,650
 ...........................................................................................
        219,000   Outdoor Systems, Inc. +                                         6,159,375
 ...........................................................................................
        100,000   Universal Outdoor Holdings, Inc. +                              2,350,000
-------------------------------------------------------------------------------------------
                                                                                 12,045,025
-------------------------------------------------------------------------------------------
Aerospace and Defense (0.6%)
 ...........................................................................................
         90,400   Boeing Co.                                                      9,616,300
-------------------------------------------------------------------------------------------
Apparel (1.2%)
 ...........................................................................................
         59,800   Nautica Enterprises, Inc. +                                     1,509,950
 ...........................................................................................
         90,400   Nike, Inc.                                                      5,401,400
 ...........................................................................................
        106,500   Tommy Hilfiger Corp. +                                          5,112,000
 ...........................................................................................
        263,900   Wolverine World Wide, Inc.                                      7,653,100
-------------------------------------------------------------------------------------------
                                                                                 19,676,450
-------------------------------------------------------------------------------------------
Broadcasting (3.6%)
 ...........................................................................................
        121,300   Chancellor Broadcasting Corp. Class A +                         2,880,875
 ...........................................................................................
        457,700   Clear Channel Communications, Inc. +                           16,534,390
 ...........................................................................................
         21,200   Cox Radio, Inc. Class A +                                         371,000
 ...........................................................................................
        150,000   Emmis Broadcasting Corp. Class A +                              4,912,500
 ...........................................................................................
        130,000   Evergreen Media Corp. Class A +                                 3,250,000
 ...........................................................................................
         85,300   Heartland Wireless Communications, Inc. +                       1,119,564
 ...........................................................................................
        162,700   Infinity Broadcasting Corp. Class A +                           5,470,788
 ...........................................................................................
        136,300   Jacor Communications, Inc. +                                    3,731,213
 ...........................................................................................
        115,900   LIN Television Corp. +                                          4,896,775
 ...........................................................................................
         73,000   SFX Broadcasting, Inc. Class A +                                2,171,750
 ...........................................................................................
        143,900   Sinclair Broadcast Group, Inc. Class A +                        3,741,400
 ...........................................................................................
        111,919   Univision Communications, Inc. Class A +                        4,141,003
 ...........................................................................................
        199,000   Westwood One, Inc. +                                            3,308,375
 ...........................................................................................
        136,900   Young Broadcasting Corp. Class A +                              4,004,325
-------------------------------------------------------------------------------------------
                                                                                 60,533,958
-------------------------------------------------------------------------------------------
Building Products (0.2%)
 ...........................................................................................
        138,600   Barnett, Inc. +                                                 3,776,850
-------------------------------------------------------------------------------------------
Business Services (6.1%)
 ...........................................................................................
        157,500   Affiliated Computer Services, Inc. Class A +                    4,685,625
 ...........................................................................................
        409,600   Airgas, Inc. +                                                  9,011,200
 ...........................................................................................
         74,100   APAC Teleservices, Inc. +                                       2,843,588
 ...........................................................................................
        222,000   Corestaff, Inc. +                                               5,258,625
 ...........................................................................................
        460,400   Corporate Express, Inc. +                                      13,553,025
 ...........................................................................................
        181,900   Employee Solutions, Inc. +                                      3,728,950
 ...........................................................................................
        455,000   First Data Corp.                                               16,607,500
 ...........................................................................................
        111,600   Interim Services Inc. +                                         3,961,800
 ...........................................................................................
         88,050   Labor Ready, Inc. +                                             1,188,675
 ...........................................................................................
         65,300   NOVA Corp./Georgia +                                            1,444,763
 ...........................................................................................
        205,600   Paychex, Inc.                                                  10,575,550
 ...........................................................................................
        142,400   PMT Services, Inc. +                                            2,492,000
 ...........................................................................................
          3,100   Precision Response Corp. +                                        108,888
 ...........................................................................................
      1,950,000   Rentokil Group PLC (United Kingdom)                            14,655,576
 ...........................................................................................
        247,800   Robert Half International, Inc. +                               8,518,125
 ...........................................................................................
         75,409   Select Appointments Holdings PLC ADR (United Kingdom)             867,204
 ...........................................................................................
         13,700   Snyder Communications, Inc. +                                     369,900
 ...........................................................................................
        110,000   TeleTech Holdings Inc. +                                        2,860,000
-------------------------------------------------------------------------------------------
                                                                                102,730,994
-------------------------------------------------------------------------------------------
Cable Television (--%)
 ...........................................................................................
         91,900   Century Communications Corp. Class A +                            522,681
-------------------------------------------------------------------------------------------
Chemicals (0.8%)
 ...........................................................................................
        286,300   Praxair, Inc.                                                  13,205,588
-------------------------------------------------------------------------------------------
Computers Peripherals (1.3%)
 ...........................................................................................
        659,200   EMC Corp. +                                                    21,836,000
-------------------------------------------------------------------------------------------
Computer Services (3.0%)
 ...........................................................................................
        434,200   America Online, Inc. +                                         14,437,150
 ...........................................................................................
        234,800   Cambridge Technology Partners, Inc. +                           7,880,475
 ...........................................................................................
        137,300   CBT Group PLC ADR (Ireland) +                                   7,448,525
 ...........................................................................................
        201,000   Computer Horizons Corp. +                                       7,738,500
 ...........................................................................................
         95,400   National TechTeam, Inc. +                                       1,908,000
 ...........................................................................................
         25,900   Renaissance Solutions, Inc. +                                   1,159,025
 ...........................................................................................
         41,700   Sykes Enterprises, Inc. +                                       1,563,750
 ...........................................................................................
        256,900   Vanstar Corp. +                                                 6,294,050
 ...........................................................................................
         48,500   Whittman-Hart, Inc. +                                           1,242,813
 ...........................................................................................
         34,000   XLConnect Solutions, Inc. +                                       977,500
-------------------------------------------------------------------------------------------
                                                                                 50,649,788
-------------------------------------------------------------------------------------------
Computer Software (10.8%)
 ...........................................................................................
        276,000   Baan Co., N.V. (Netherlands) +                                  9,591,000
 ...........................................................................................
        111,793   CCC Information Services Group +                                1,788,688
 ...........................................................................................
         87,900   Clarify, Inc. +                                                 4,219,200
 ...........................................................................................
        550,700   Computer Associates Intl., Inc.                                27,397,325
 ...........................................................................................
         50,700   Documentum, Inc. +                                              1,711,125
 ...........................................................................................
        276,200   Electronic Arts, Inc. +                                         8,268,738
 ...........................................................................................
         68,000   Forte Software, Inc. +                                          2,227,000
 ...........................................................................................
        169,900   Inso Corp. +                                                    6,753,525
 ...........................................................................................
        120,000   Legato Systems, Inc. +                                          3,915,000
 ...........................................................................................
        243,600   McAfee Associates, Inc. +                                      10,718,400
 ...........................................................................................
        261,900   Microsoft Corp. +                                              21,639,488
 ...........................................................................................
        395,100   Parametric Technology Corp. +                                  20,298,263
 ...........................................................................................
        217,400   PeopleSoft, Inc. +                                             10,421,613
 ...........................................................................................
         98,400   Project Software & Development, Inc. +                          4,169,700
 ...........................................................................................
        160,000   Rational Software Corp. +                                       6,330,000
 ...........................................................................................
         67,000   Remedy Corp. +                                                  3,601,250
 ...........................................................................................
         51,000   Sapient Corp. +                                                 2,148,375
 ...........................................................................................
         89,300   Saville Systems Ireland PLC ADR (Ireland) +                     3,627,813
 ...........................................................................................
        234,200   Security Dynamics Technologies, Inc. +                          7,377,300
 ...........................................................................................
        293,500   Synopsys, Inc. +                                               13,574,375
 ...........................................................................................
        172,400   The Learning Co., Inc. +                                        2,478,250
 ...........................................................................................
        178,800   Vantive Corp. +                                                 5,587,500
 ...........................................................................................
         74,800   Viasoft, Inc. +                                                 3,534,300
-------------------------------------------------------------------------------------------
                                                                                181,378,228
-------------------------------------------------------------------------------------------
Consumer Products (2.5%)
 ...........................................................................................
         73,000   Clorox Co.                                                      7,327,375
 ...........................................................................................
        168,800   Gillette Co.                                                   13,124,200
 ...........................................................................................
        134,300   Kimberly-Clark Corp.                                           12,792,075
 ...........................................................................................
         75,300   Procter & Gamble Co.                                            8,094,750
-------------------------------------------------------------------------------------------
                                                                                 41,338,400
-------------------------------------------------------------------------------------------
Cosmetics (0.5%)
 ...........................................................................................
        120,500   Avon Products, Inc.                                             6,883,563
 ...........................................................................................
         82,600   Thermolase Corp. +                                              1,300,950
-------------------------------------------------------------------------------------------
                                                                                  8,184,513
-------------------------------------------------------------------------------------------
Data Communications (0.8%)
 ...........................................................................................
        237,801   MFS Communications, Inc. +                                     12,920,915
-------------------------------------------------------------------------------------------
Education Services (0.5%)
 ...........................................................................................
        134,300   Apollo Group, Inc. Class A +                                    4,490,656
 ...........................................................................................
        155,315   Learning Tree International, Inc. +                             4,581,793
-------------------------------------------------------------------------------------------
                                                                                  9,072,449
-------------------------------------------------------------------------------------------
Electric Utilities (0.5%)
 ...........................................................................................
        248,000   Calenergy, Inc. +                                               8,339,000
-------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (1.1%)
 ...........................................................................................
        136,000   Cognex Corp. +                                                  2,516,000
 ...........................................................................................
        165,700   General Electric Co.                                           16,383,588
-------------------------------------------------------------------------------------------
                                                                                 18,899,588
-------------------------------------------------------------------------------------------
Energy-Related (0.3%)
 ...........................................................................................
        139,000   Thermo Electron Corp. +                                         5,733,750
-------------------------------------------------------------------------------------------
Environmental Control (0.3%)
 ...........................................................................................
        178,700   U.S. Filter Corp. +                                             5,673,725
-------------------------------------------------------------------------------------------
Finance (1.5%)
 ...........................................................................................
        180,800   American Express Co.                                           10,215,200
 ...........................................................................................
        241,100   Federal National Mortgage Association                           8,980,975
 ...........................................................................................
        137,135   TCF Financial Corp.                                             5,965,373
-------------------------------------------------------------------------------------------
                                                                                 25,161,548
-------------------------------------------------------------------------------------------
Financial Services (1.9%)
 ...........................................................................................
        158,400   Aames Financial Corp.                                           5,682,600
 ...........................................................................................
        130,000   Finova Group, Inc.                                              8,352,500
 ...........................................................................................
         99,400   First USA Paymentech, Inc. +                                    3,367,175
 ...........................................................................................
        277,000   MBNA Corp.                                                     11,495,500
 ...........................................................................................
        134,500   RAC Financial Group, Inc. +                                     2,841,313
-------------------------------------------------------------------------------------------
                                                                                 31,739,088
-------------------------------------------------------------------------------------------
Food and Beverages (1.7%)
 ...........................................................................................
        135,600   Campbell Soup Co.                                              10,881,900
 ...........................................................................................
        263,700   Coca-Cola Enterprises, Inc.                                    12,789,450
 ...........................................................................................
         75,300   Pioneer Hi-Bred International, Inc.                             5,271,000
-------------------------------------------------------------------------------------------
                                                                                 28,942,350
-------------------------------------------------------------------------------------------
Funeral/Cemetery Services (1.8%)
 ...........................................................................................
        162,400   Loewen Group, Inc.                                              6,353,900
 ...........................................................................................
        355,000   Service Corp. International                                     9,940,000
 ...........................................................................................
        389,600   Stewart Enterprises, Inc. Class A                              13,246,400
-------------------------------------------------------------------------------------------
                                                                                 29,540,300
-------------------------------------------------------------------------------------------
HMO's (0.2%)
 ...........................................................................................
         89,300   Compdent Corp. +                                                3,147,825
-------------------------------------------------------------------------------------------
Health Care Information Systems (1.7%)
 ...........................................................................................
        375,000   HBO & Co.                                                      22,265,625
 ...........................................................................................
        141,500   Medic Computer Systems, Inc. +                                  5,704,219
-------------------------------------------------------------------------------------------
                                                                                 27,969,844
-------------------------------------------------------------------------------------------
Health Care Services (5.6%)
 ...........................................................................................
        112,900   ABR Information Services, Inc. +                                4,445,438
 ...........................................................................................
         64,200   Access Health, Inc. +                                           2,872,950
 ...........................................................................................
        166,600   American Medical Response +                                     5,414,500
 ...........................................................................................
        261,850   Cardinal Health, Inc.                                          15,252,763
 ...........................................................................................
        101,900   Carematrix Corp. +                                              1,337,438
 ...........................................................................................
        109,300   Emcare Holdings, Inc. +                                         2,541,225
 ...........................................................................................
        283,600   Genesis Health Ventures, Inc. +                                 8,827,050
 ...........................................................................................
        678,900   Healthsouth Rehabilitation Corp. +                             26,222,513
 ...........................................................................................
        184,000   Renal Treatment Centers, Inc. +                                 4,692,000
 ...........................................................................................
        119,500   Rotech Medical Corp. +                                          2,509,500
 ...........................................................................................
        147,100   Sunrise Assisted Living, Inc. +                                 4,100,413
 ...........................................................................................
         98,000   Total Renal Care Holdings, Inc. +                               3,552,500
 ...........................................................................................
         69,200   Vencor, Inc. +                                                  2,188,450
 ...........................................................................................
        337,800   Vivra, Inc. +                                                   9,331,725
-------------------------------------------------------------------------------------------
                                                                                 93,288,465
-------------------------------------------------------------------------------------------
Hospital Management (1.0%)
 ...........................................................................................
        741,500   Health Management Assoc., Inc. +                               16,683,750
-------------------------------------------------------------------------------------------
Insurance (1.7%)
 ...........................................................................................
         84,400   American International Group, Inc.                              9,136,300
 ...........................................................................................
         86,000   CRA Managed Care, Inc. +                                        3,870,000
 ...........................................................................................
        235,000   HCC Insurance Holdings, Inc.                                    5,640,000
 ...........................................................................................
        203,266   Travelers Group Inc.                                            9,223,195
-------------------------------------------------------------------------------------------
                                                                                 27,869,495
-------------------------------------------------------------------------------------------
Leisure (0.2%)
 ...........................................................................................
         87,000   Signature Resorts, Inc. +                                       3,066,750
-------------------------------------------------------------------------------------------
Lodging (4.4%)
 ...........................................................................................
        240,600   Doubletree Corp. +                                             10,827,000
 ...........................................................................................
        333,800   Extended Stay America, Inc. +                                   6,717,725
 ...........................................................................................
        514,000   HFS, Inc. +                                                    30,711,500
 ...........................................................................................
        195,900   Marriott International, Inc.                                   10,823,475
 ...........................................................................................
        309,000   Prime Hospitality Corp. +                                       4,982,625
 ...........................................................................................
        218,400   Promus Hotel Corp. +                                            6,470,100
 ...........................................................................................
         48,900   Renaissance Hotel Group N.V.
                  (Hong Kong) +                                                   1,149,150
 ...........................................................................................
        105,850   Studio Plus Hotels, Inc. +                                      1,667,138
-------------------------------------------------------------------------------------------
                                                                                 73,348,713
-------------------------------------------------------------------------------------------
Medical Management Services (1.5%)
 ...........................................................................................
         35,000   NCS HealthCare, Inc. Class A +                                  1,019,375
 ...........................................................................................
        151,300   OccuSystems, Inc. +                                             4,085,100
 ...........................................................................................
        141,700   Pediatrix Medical Group, Inc. +                                 5,242,900
 ...........................................................................................
        261,800   Phycor, Inc. +                                                  7,428,575
 ...........................................................................................
        126,400   Phymatrix, Inc. +                                               1,801,200
 ...........................................................................................
        248,000   Physician Reliance Network, Inc. +                              1,922,000
 ...........................................................................................
        162,200   Physicians Resource Group, Inc. +                               2,879,050
-------------------------------------------------------------------------------------------
                                                                                 24,378,200
-------------------------------------------------------------------------------------------
Medical Supplies and Devices (3.6%)
 ...........................................................................................
        375,593   Boston Scientific Corp. +                                      22,535,580
 ...........................................................................................
         49,500   Endosonics Corp. +                                                754,875
 ...........................................................................................
        140,800   I-Stat Corp. +                                                  3,344,000
 ...........................................................................................
        130,000   Medtronic, Inc.                                                 8,840,000
 ...........................................................................................
        100,300   Neuromedical Systems, Inc. +                                    1,328,975
 ...........................................................................................
        345,300   Omnicare, Inc.                                                 11,092,763
 ...........................................................................................
        294,300   Physician Sales & Service, Inc. +                               4,230,563
 ...........................................................................................
         90,000   Spine-Tech, Inc. +                                              2,250,000
 ...........................................................................................
        172,800   Thermo Cardiosystems, Inc. +                                    5,184,000
-------------------------------------------------------------------------------------------
                                                                                 59,560,756
-------------------------------------------------------------------------------------------
Networking and Communications Equipment (5.8%)
 ...........................................................................................
        149,000   Ascend Communications, Inc. +                                   9,256,625
 ...........................................................................................
        134,300   Bay Networks Inc. +                                             2,803,513
 ...........................................................................................
         35,600   Black Box Corp. +                                               1,468,500
 ...........................................................................................
        461,600   Cabletron Systems, Inc. +                                      15,348,200
 ...........................................................................................
        384,000   Cascade Communications Corp. +                                 21,168,000
 ...........................................................................................
        135,000   3Com Corp. +                                                    9,905,625
 ...........................................................................................
        500,900   Cisco Systems, Inc. +                                          31,869,763
 ...........................................................................................
        170,400   Shiva Corp. +                                                   5,942,700
-------------------------------------------------------------------------------------------
                                                                                 97,762,926
-------------------------------------------------------------------------------------------
Nursing Homes (0.5%)
 ...........................................................................................
        321,000   Health Care & Retirement Corp. +                                9,188,625
-------------------------------------------------------------------------------------------
Office Equipment (0.8%)
 ...........................................................................................
        208,000   BT Office Products International, Inc. +                        1,846,000
 ...........................................................................................
        418,000   Viking Office Products, Inc. +                                 11,155,375
-------------------------------------------------------------------------------------------
                                                                                 13,001,375
-------------------------------------------------------------------------------------------
Oil and Gas (0.6%)
 ...........................................................................................
        105,500   Schlumberger Ltd.                                              10,536,813
-------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (6.4%)
 ...........................................................................................
        271,200   Abbott Laboratories                                            13,763,400
 ...........................................................................................
        178,900   Biochem Pharmaceutical, Inc. +                                  8,989,725
 ...........................................................................................
        137,200   Dura Pharmaceuticals, Inc. +                                    6,551,300
 ...........................................................................................
        539,800   Elan Corp. PLC ADR (Ireland) +                                 17,948,350
 ...........................................................................................
        221,600   Gilead Sciences, Inc. +                                         5,540,000
 ...........................................................................................
        229,400   IDEXX Laboratories, Inc. +                                      8,258,400
 ...........................................................................................
         73,400   Martek Biosciences Corp. +                                      1,468,000
 ...........................................................................................
        256,100   Merck & Co., Inc.                                              20,295,925
 ...........................................................................................
         26,900   Neurogen Corp. +                                                  517,825
 ...........................................................................................
         46,000   Parexel International Corp. +                                   2,374,750
 ...........................................................................................
        241,100   Pfizer, Inc.                                                   19,981,163
 ...........................................................................................
         24,400   Quintiles Transnational Corp. +                                 1,616,500
-------------------------------------------------------------------------------------------
                                                                                107,305,338
-------------------------------------------------------------------------------------------
Photography (0.6%)
 ...........................................................................................
        128,000   Eastman Kodak Co.                                              10,272,000
-------------------------------------------------------------------------------------------
Publishing (1.1%)
 ...........................................................................................
        120,500   Gannett Co., Inc.                                               9,022,438
 ...........................................................................................
         23,600   Mecklermedia Corp. +                                              466,100
 ...........................................................................................
        120,500   Tribune Co.                                                     9,504,438
-------------------------------------------------------------------------------------------
                                                                                 18,992,976
-------------------------------------------------------------------------------------------
Restaurants (2.3%)
 ...........................................................................................
        200,500   Applebee's International, Inc.                                  5,513,750
 ...........................................................................................
        400,000   Boston Chicken, Inc. +                                         14,350,000
 ...........................................................................................
        266,910   J.D. Wetherspoon PLC (United Kingdom)                           5,346,314
 ...........................................................................................
        206,300   Landry's Seafood Restaurants, Inc. +                            4,409,663
 ...........................................................................................
        173,475   Papa Johns International, Inc. +                                5,854,781
 ...........................................................................................
        131,400   Rainforest Cafe, Inc. +                                         3,087,900
-------------------------------------------------------------------------------------------
                                                                                 38,562,408
-------------------------------------------------------------------------------------------
Retail (5.8%)
 ...........................................................................................
        498,400   Bed Bath & Beyond, Inc. +                                      12,086,200
 ...........................................................................................
        106,400   Boise Cascade Office Products +                                 2,234,400
 ...........................................................................................
         16,500   Borders Group, Inc. +                                             591,938
 ...........................................................................................
        400,000   CompUSA, Inc. +                                                 8,250,000
 ...........................................................................................
        165,700   CVS Corp.                                                       6,855,838
 ...........................................................................................
        414,400   Dixons Group PLC (United Kingdom)                               3,848,781
 ...........................................................................................
        271,200   Federated Department Stores +                                   9,254,700
 ...........................................................................................
        188,300   Global DirectMail Corp. +                                       8,214,588
 ...........................................................................................
        651,200   Officemax, Inc. +                                               6,919,000
 ...........................................................................................
        269,800   Revco D.S., Inc. +                                              9,982,600
 ...........................................................................................
        195,900   Sears, Roebuck & Co.                                            9,035,888
 ...........................................................................................
        420,000   Staples, Inc. +                                                 7,586,250
 ...........................................................................................
        250,900   TJX Cos., Inc. (The)                                           11,886,388
-------------------------------------------------------------------------------------------
                                                                                 96,746,571
-------------------------------------------------------------------------------------------
Satellite Services (0.4%)
 ...........................................................................................
        261,705   PanAmSat Corp. +                                                7,327,740
-------------------------------------------------------------------------------------------
Semiconductors (3.8%)
 ...........................................................................................
        235,050   Analog Devices, Inc. +                                          7,962,319
 ...........................................................................................
        153,200   Credence Systems Corp. +                                        3,083,150
 ...........................................................................................
        135,600   Intel Corp.                                                    17,755,125
 ...........................................................................................
        204,000   Linear Technology Corp.                                         8,950,500
 ...........................................................................................
        207,700   Maxim Integrated Products Inc. +                                8,983,025
 ...........................................................................................
         52,000   Microchip Technology, Inc. +                                    2,645,500
 ...........................................................................................
        105,500   Texas Instruments, Inc.                                         6,725,625
 ...........................................................................................
        181,500   Xilinx, Inc. +                                                  6,681,469
-------------------------------------------------------------------------------------------
                                                                                 62,786,713
-------------------------------------------------------------------------------------------
Specialty Consumer Products (0.2%)
 ...........................................................................................
         71,100   Central Garden and Pet Co. +                                    1,497,544
 ...........................................................................................
         61,100   West Marine, Inc. +                                             1,726,075
-------------------------------------------------------------------------------------------
                                                                                  3,223,619
-------------------------------------------------------------------------------------------
Telecommunication Equipment (2.3%)
 ...........................................................................................
        145,700   Brooks Fiber Properties, Inc. +                                 3,715,350
 ...........................................................................................
         42,210   Diana Corp. +                                                   1,160,775
 ...........................................................................................
        374,400   Pairgain Technologies, Inc. +                                  11,395,800
 ...........................................................................................
         99,000   Premisys Communications, Inc. +                                 3,341,250
 ...........................................................................................
        488,900   Tellabs, Inc. +                                                18,394,863
-------------------------------------------------------------------------------------------
                                                                                 38,008,038
-------------------------------------------------------------------------------------------
Telephone Services (2.8%)
 ...........................................................................................
        127,000   Intermedia Communications, Inc. +                               3,270,250
 ...........................................................................................
        160,200   IXC Communications, Inc. +                                      4,926,150
 ...........................................................................................
         98,400   LCI International, Inc. +                                       2,115,600
 ...........................................................................................
        215,400   McLeod, Inc. Class A +                                          5,492,700
 ...........................................................................................
        256,100   Sprint Corp.                                                   10,211,988
 ...........................................................................................
        288,000   Tel-Save Holdings, Inc. +                                       8,352,000
 ...........................................................................................
        494,339   WorldCom, Inc. +                                               12,883,710
-------------------------------------------------------------------------------------------
                                                                                 47,252,398
-------------------------------------------------------------------------------------------
Wireless Communications (1.4%)
 ...........................................................................................
        200,000   Clearnet Communications, Inc. Class A
                  (Canada) +                                                      2,200,000
 ...........................................................................................
         94,700   ICG Communications, Inc. +                                      1,669,088
 ...........................................................................................
        517,600   NEXTEL Communications, Inc. Class A +                           6,761,150
 ...........................................................................................
        114,500   Omnipoint Corp. +                                               2,204,125
 ...........................................................................................
        617,000   Paging Network, Inc. +                                          9,409,250
 ...........................................................................................
         56,600   Preferred Networks, Inc. +                                        367,900
 ...........................................................................................
         12,900   Western Wireless Corp. Class A +                                  178,988
-------------------------------------------------------------------------------------------
                                                                                 22,790,501
-------------------------------------------------------------------------------------------
                  Total Common Stocks
                  (cost $1,449,168,806)                                      $1,614,589,327
-------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (--%) * (cost $450,000)
-------------------------------------------------------------------------------------------
Number of Shares                                                                      Value
 ...........................................................................................
          9,000   Vanstar Corp. 144A $3.375 cv. pfd.                               $465,750
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.6%)* (cost $76,859,408)
-------------------------------------------------------------------------------------------
Principal Amount                                                                      Value
 ...........................................................................................
    $76,845,000   Interest in $716,873,000 joint repurchase
                  agreement dated December 31, 1996
                  with UBS Securities due January 2, 1997
                  with respect to various U.S. Treasury
                  obligations -- maturity value of
                  $76,873,817 for an effective yield
                  of 6.75%                                                      $76,859,408
-------------------------------------------------------------------------------------------
                  Total Investments
                  (cost $1,526,478,214) ***                                  $1,691,914,485
-------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets.

+   Non-income-producing security.

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933.
    These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    ADR after the name of a foreign holding stands for American
    Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

*** On December 31, 1996, the aggregate cost of investments on a tax basis is $1,527,807,520 resulting in gross unrealized appreciation and depreciation of $249,205,026, and $85,098,061, respectively, or net unrealized appreciation of $164,106,965.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 1996
--------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)                      $1,691,914,485
Cash                                                                   1,648,088
Dividends and other receivables                                          632,279
Receivables for shares of the fund sold                                3,869,777
Receivables for securities sold                                        5,042,718
Foreign tax reclaim                                                        2,459
 ................................................................................
Total assets                                                       1,703,109,906
 ................................................................................
Liabilities
Payable for securities purchased                                      25,986,822
Payable for shares of the fund repurchased                               117,750
Payable for compensation of Manager (Note 2)                           2,453,878
Payable for investor servicing and
custodian fees (Note 2)                                                   96,695
Payable for compensation of Trustees (Note 2)                             12,002
Payable for administrative services (Note 2)                               5,776
Other accrued expenses                                                   240,186
 ................................................................................
Total liabilities                                                     28,913,109
 ................................................................................
Net assets                                                        $1,674,196,697
 ................................................................................
Represented by:
Paid in Capital (Notes 1 and 4)                                   $1,541,518,630
Accumulated net investment loss (Note 1)                                  (3,300)
Accumulated net realized loss on investments
and foreign currency transactions (Note 1)                           (32,755,137)
Net unrealized appreciation of
investments and assets and liabilities in
foreign currencies                                                   165,436,504
 ................................................................................
Total--Representing net assets applicable
to capital shares outstanding                                     $1,674,196,697
 ................................................................................
Computation of net asset value
Number of shares outstanding                                          97,206,802
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)                                                    $17.22
 ................................................................................
Cost of investments (Note 1)                                      $1,526,478,214
--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Statement of Operations
--------------------------------------------------------------------------------
Year ended December 31, 1996
--------------------------------------------------------------------------------
Investment income:
Dividends                                                             $1,875,819
Interest                                                               4,586,640
Less: foreign taxes withheld                                             (38,376)
 ................................................................................
Total investment income                                                6,424,083
 ................................................................................
Expenses:
Compensation of Manager (Note 2)                                       7,144,796
Investor servicing and custodian fees (Note 2)                           582,144
Compensation of Trustees (Note 2)                                         39,310
Administrative services (Note 2)                                          20,964
Reports to shareholders                                                   66,203
Auditing                                                                  44,196
Legal                                                                     24,789
Postage                                                                  144,668
 ................................................................................
Total expenses                                                         8,067,070
 ................................................................................
Expense reduction (Note 2)                                              (187,206)
Net expenses                                                           7,879,864
 ................................................................................
Net investment loss                                                   (1,455,781)
 ................................................................................
Net realized loss on investments
(Notes 1 and 3)                                                      (30,518,627)
Net realized gain on foreign currency
transactions (Note 1)                                                        225
Net unrealized appreciation of assets and
liabilities in foreign currencies during the year                            253
Net unrealized appreciation of
investments during the year                                           71,887,399
 ................................................................................
Net gain on investments                                               41,369,250
 ................................................................................
Net increase in net assets resulting
from operations                                                      $39,913,469
--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------
                                                                 Year ended           Year ended
                                                                December 31,         December 31,
                                                                    1996                 1995
----------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment loss                                                  $(1,455,781)            $(63,494)
Net realized loss on investments and
foreign currency transactions                                        (30,518,402)          (2,173,197)
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies                      71,887,652           90,775,571
 .....................................................................................................
Net increase in net assetsNet increase in net assets
resulting from operations                                             39,913,469           88,538,880
 .....................................................................................................
Distributions to shareholders:
From net investment income                                                    --               (7,784)
From net realized gain on investments                                         --             (208,404)
In excess of net realized gain                                                --              (63,823)
Return of capital                                                             --              (73,542)
Increase from capital share
transactions (Note 4)                                              1,119,174,604          358,331,301
 .....................................................................................................
Total increase in net assets                                       1,159,088,073          446,516,628
 .....................................................................................................
Net assets:
Beginning of year                                                    515,108,624           68,591,996
 .....................................................................................................
End of year                                                       $1,674,196,697         $515,108,624
 .....................................................................................................
Accumulated net investment loss, end
of year                                                                  $(3,300)        $         --
-----------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Financial Highlights

                                                     Investment Operations
                                                                Net
                                                       Realized and
                                                         Unrealized                          From
                       Net Asset Value           Net           Gain     Total from            Net
                         Beginning of     Investment             on     Investment     Investment
Period ended                   Period           Loss    Investments     Operations         Income
--------------------------------------------------------------------------------------------------
December 31, 1996              $15.63          $(.01)         $1.60          $1.59           $ --
December 31, 1995               10.82             --           4.84           4.84             --(e)
December 31, 1994**             10.00             --(b)         .82            .82             --
--------------------------------------------------------------------------------------------------


Financial Highlights (Continued)


                            Less Distributions
                                 From      In Excess
                                  Net         of Net
                             Realized       Realized         Return
                              Gain on        Gain on             of          Total Net Asset Value,
Period ended              Investments    Investments        Capital  Distributions    End of Period
--------------------------------------------------------------------------------------------------
December 31, 1996                 $--            $--            $--           $ --         $17.22
December 31, 1995                (.02)            --(e)        (.01)          (.03)         15.63
December 31, 1994**                --             --             --             --          10.82
--------------------------------------------------------------------------------------------------


Financial Highlights (Continued)

                                Total                                 Ratio of Net
                           Investment                      Ratio of     Investment
                            Return at    Net Assets,       Expenses      Income to                       Average
                            Net Asset  End of Period to Average Net    Average Net      Portfolio commission rate
Period ended             Value (%)(c) (in thousands)  Assets (%)(d)     Assets (%)   Turnover (%)         paid (a)
-----------------------------------------------------------------------------------------------------------------
December 31, 1996               10.17     $1,674,197            .72           (.13)         57.94          $.0488
December 31, 1995               44.87        515,109            .84           (.03)         30.87
December 31, 1994**              8.20*        68,592            .47(b)*        .03(b)*      32.77*
-----------------------------------------------------------------------------------------------------------------

*   Not annualized.

**  For the period May 2, 1994 (commencement of operations) to December 31, 1994.

(a) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the period ended December 31, 1994 reflect a reduction of approximately $0.02 per share.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) The ratio of expenses to average net assets for the period ended December 31, 1995, and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Per share distributions were less than $0.01 per share.




Notes to Financial Statements
December 31, 1996

NOTE 1
SIGNIFICANT
ACCOUNTING
POLICIES

Putnam VT New Opportunities Fund (the "fund"), formerly PCM New Opportunities Fund, is one of a series of funds comprising Putnam Variable Trust (the "Trust"), formerly Putnam Capital Manager Trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market on which such securities are traded, or, if no sales are reported--as in the case of some securities traded over-the-counter--the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal income taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held.

At December 31, 1996 the fund had capital loss carryovers, which will expire on the following dates:

     Loss Carryover       Expiration Date
-----------------------------------------------------------------
        $ 1,756,000     December 31, 2003
         24,242,000     December 31, 2004
-----------------------------------------------------------------

These capital loss carryovers may be used to offset realized gains, if any.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include losses on wash sale transactions, deferred trustee fees and post-October loss deferrals. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 1996, the fund reclassified $1,452,481 to increase undistributed net investment income and $1,452,256 to decrease paid-in-capital, with a decrease to accumulated net realized gain on investments of $225.

The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to the fund will be paid from the assets of the fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund in the series of funds on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Beneficial Interest At December 31, 1996, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 90% of the fund is owned by accounts of one group of insurance companies.


NOTE 2 MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. The following summarizes the management fee rates in effect at December 31, 1996:

     Rate
--------------------------------------------------------------------
     0.70% of first $500 million of average net assets,
     0.60% of the next $500 million,
     0.55% of the next $500 million,
     0.50% of the next $5 billion,
     0.475% of the next $5 billion,
     0.455% of the next $5 billion,
     0.44% of the next $5 billion,
     and 0.43% of any excess thereafter.
--------------------------------------------------------------------

The Trust reimburses Putnam Management for the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services to the Trust. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended December 31, 1996, the fund's expenses were reduced by $187,206 under expense offset arrangements with PFTC and brokerage service arrangements.

Investor servicing and custodian fees reported in the Statement of Operations exclude these credits. The fund could have invested a portion of these assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the Trust receive an annual Trustees fee of $2,350 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of Operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of Assets and Liabilities.


NOTE 3 PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 1996, purchases and sales of investment securities (other than short-term investments) were $1,689,757,472 and $604,837,542, respectively.

There were no purchases and sales of U.S. government obligations.

In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

NOTE 4 CAPITAL SHARES

At December 31, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                                         Year ended December 31
---------------------------------------------------------------------------------------------------
                                                  1996                            1995
---------------------------------------------------------------------------------------------------
                                       Shares           Amount           Shares          Amount
---------------------------------------------------------------------------------------------------
Shares sold                             68,915,384   $1,199,098,629      29,068,100    $388,540,076
Shares issued in connection with
reinvestment of distributions                   --               --          30,039         353,553
 ...................................................................................................
                                        68,915,384    1,199,098,629      29,098,139     388,893,629
Shares repurchased                      (4,655,563)     (79,924,025)     (2,490,522)    (30,562,328)
 ...................................................................................................
Net increase                            64,259,821   $1,119,174,604      26,607,617    $358,331,301
 ...................................................................................................


Results of December 5, 1996 shareholder meeting
(Unaudited)

An annual meeting of shareholders of the Trust was held on December 5, 1996. At the meeting, each of the nominees for Trustees was elected, as follows:

                                       Putnam Variable Trust*
                                     Votes for        Votes withheld

          Jameson Adkins Baxter    1,116,288,234          23,372,229
          Hans H. Estin            1,116,475,551          23,184,912
          John A. Hill             1,116,577,571          23,082,892
          Ronald J. Jackson        1,116,470,036          23,190,427
          Elizabeth T. Kennan      1,115,797,665          23,862,798
          Lawrence J. Lasser       1,116,851,005          22,809,458
          Robert E. Patterson      1,116,715,152          22,945,311
          Donald S. Perkins        1,116,412,123          23,248,340
          William F. Pounds        1,116,537,372          23,123,091
          George Putnam            1,116,346,318          23,314,145
          George Putnam, III       1,116,194,622          23,465,841
          Eli. Shapiro             1,114,773,906          24,886,557
          A.J.C. Smith             1,116,753,131          22,907,332
          W. Nicholas Thorndike    1,116,437,126          23,223,337

A proposal to ratify the selection of Price Waterhouse LLP as auditors for the fund was approved as follows; 1,088,978,752* votes for, and 6,167,133* votes against, with 44,514,578* abstentions and broker non-votes.

* These voting results represent the entire Trust, of which Putnam VT
  New Opportunities Fund is one in the series.





Results of December 5, 1996 shareholder meeting (continued)

-------------------------------------------------------------------------------------------------------------------
                                                                          Putnam VT New Opportunities Fund
-------------------------------------------------------------------------------------------------------------------
                                                                                                        Abstentions
                                                                                  Votes         Votes    and Broker
                                                                                    For       Against     Non-Votes
-------------------------------------------------------------------------------------------------------------------
A proposal to amend the fund's fundamental investment
restriction with respect to investments in the securities of a single
issuer was approved as follows                                                71,389,133     3,063,018    3,725,862
-------------------------------------------------------------------------------------------------------------------
A proposal to amend the fund's fundamental investment
restriction with respect to making loans through purchases
of debt obligations, repurchase agreements and securities loans
was approved as follows                                                       69,491,114     4,902,633    3,784,266
-------------------------------------------------------------------------------------------------------------------
A proposal to amend the fund's fundamental investment
restriction with respect to investments in real estate was
approved as follows                                                           70,541,730     3,987,060    3,649,223
-------------------------------------------------------------------------------------------------------------------
A proposal to amend the fund's fundamental investment
restriction with respect to concentration of its assets was
approved as follows                                                           71,647,680     2,793,203    3,737,130
-------------------------------------------------------------------------------------------------------------------
A proposal to amend the fund's fundamental investment
restriction with respect to senior securities was approved
as follows                                                                    71,615,163     2,750,424    3,812,426
-------------------------------------------------------------------------------------------------------------------
A proposal to amend the fund's fundamental investment
restriction with respect to investments in commodities or
commodity contracts was approved as follows                                   70,144,361     4,304,633    3,729,019
-------------------------------------------------------------------------------------------------------------------
A proposal to eliminate the fund's fundamental investment
restriction with respect to investments in securities of issuers in which management of the fund or Putnam Investment
Management, Inc. owns securities was approved as follows                      69,912,558     4,406,707    3,858,748
-------------------------------------------------------------------------------------------------------------------
A proposal to eliminate the fund's fundamental investment
restriction with respect to margin transactions was approved
as follows                                                                    68,842,000     5,324,831    4,011,182
-------------------------------------------------------------------------------------------------------------------
A proposal to eliminate the fund's fundamental investment
restriction with respect to short sales was approved as follows               68,715,980     5,391,069    4,070,964
-------------------------------------------------------------------------------------------------------------------
A proposal to eliminate the fund's fundamental investment
restriction which limits the fund's ability to pledge assets was
approved as follows                                                           68,923,707     5,177,019    4,077,287
-------------------------------------------------------------------------------------------------------------------
A proposal to eliminate the fund's fundamental investment
restriction with respect to investments in certain oil, gas and
mineral interests was approved as follows                                     70,322,006     3,973,334    3,882,673
-------------------------------------------------------------------------------------------------------------------
A proposal to eliminate the fund's fundamental investment
restriction with respect to invest to gain control of a company's
management was approved as follows                                            70,249,812     4,036,461    3,891,740
-------------------------------------------------------------------------------------------------------------------
A proposal to amend the fund's Agreement and Declaration
of  Trust of Putnam Capital Manager Trust to permit the issuance
of additional classes of shares was approved as follows                       70,610,244     3,805,420    3,762,349
-------------------------------------------------------------------------------------------------------------------




Putnam
Variable
Trust

FUND INFORMATION

Investment Manager
Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

Marketing Services
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI  02940-1203
1-800-225-1581

Custodian
Putnam Fiduciary
Trust Company

Legal counsel
Ropes & Gray

Independent Accountants
Price Waterhouse LLP

Trustees
George Putnam, Chairman,
William F. Pounds, Vice Chairman,
Jameson Adkins Baxter, Hans H. Estin,
John A. Hill, Ronald J. Jackson, Elizabeth T. Kennan,
Lawrence J. Lasser, Robert E. Patterson,
Donald S. Perkins, George Putnam, III, Eli Shapiro,
A.J.C. Smith, W. Nicholas Thorndike

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges and other matters of interest for the prospective investor.

32014     2/97